Pro Forma Balance Sheet and Net Income per Share for Conversion of Preferred Shares (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Actual net income attributable to ordinary shareholders	$ 3,139	$ 2,514	$ 3,114	$ 77	$ (11,056)
Pro forma effect of preferred shares	13,674		15,167
Net income (loss)	$ 16,813	$ 14,594	$ 18,281	$ 4,972	$ (8,543)
Actual weighted average number of ordinary shares outstanding
Basic	4,618,302	4,303,135	4,319,243	4,260,192	4,157,498
Diluted	6,557,368	6,295,066	6,366,682	5,924,390	4,157,498
Pro forma effect of preferred shares	16,163,598		16,163,598
Denominator for pro forma basic and diluted calculation
Basic	20,781,900		20,482,841
Diluted	22,720,966		22,530,280
Pro forma basic and diluted net income per share attributable to ordinary shareholders
Basic	$ 0.81		$ 0.89
Diluted	$ 0.74		$ 0.81